EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
EARNINGS PER SHARE
Schedule of computation of basic and diluted net loss per ordinary share

	Years ended December 31,
	2010	2011	2012

Net income (loss):
Income (loss) from continuing operations	$(61,195)	$41,004	$(75,053)
Income (loss) on discontinued operations, net of income taxes	(2,960)	—	—
Net income (loss)	(64,155)	41,004	(75,053)
Add: net loss attributable to noncontrolling interest	—	252	27
Net income (loss) attributable to Renren Inc. shareholders before allocation to participating securities	(64,155)	41,256	(75,026)

Less: Net income (loss) allocated to participating securities (i)
Excess of repurchase consideration paid over carrying value of Series A preferred share (ii)	(6,800)	—	—
Net income attributable to Series A preferred share holder for computing basic net income per ordinary share	(6,800)	—	—

Excess of repurchase consideration paid over carrying value of Series B preferred share (ii):	(5,424)	—	—
Net income attributable to Series B preferred share holder for computing basic net income per ordinary share	(5,424)	—	—
Net income (loss) allocated for computing net income (loss) per ordinary shares
- continuing operations	(73,419)	41,004	(75,053)
- discontinued operations	(2,960)	—	—
Net loss attributable to the noncontrolling interest, net of income taxes	—	252	27
Net loss attributable to Renren Inc. shareholders	$(76,379)	$41,256	$(75,026)

Weighted average number of ordinary shares outstanding used in computing net income (loss) per ordinary share-basic	244,613,530	850,670,583	1,151,659,545
Incremental weighted average ordinary shares from assumed exercise of stock options using the treasury stock method	—	50,669,798	—
Weighted average ordinary shares outstanding used in computing diluted earnings per share	—	50,669,798	—
Weighted average number of ordinary shares outstanding used in computing net income (loss) per ordinary share-diluted (iii)	244,613,530	901,340,381	1,151,659,545

Net loss per ordinary share attributable to Renren Inc. shareholders - basic:
Income (loss) from continuing operations	$(0.30)	$0.05	$(0.07)
Loss on discontinued operations	(0.01)	—	—

Net loss per ordinary share attributable to Renren Inc. shareholders - basic:	$(0.31)	$0.05	$(0.07)

Net loss per ordinary share attributable to Renren Inc. shareholders - diluted:
Income (loss) from continuing operations	$(0.30)	$0.05	$(0.07)
Income (loss) on discontinued operations	(0.01)	—	—

Net loss per ordinary share attributable to Renren Inc. shareholders - diluted:	$(0.31)	$0.05	$(0.07)

Notes:

(i)                                     The Group has determined that its convertible preferred shares are participating securities as the preferred shares participate in undistributed earnings on an as-if-converted basis.  The holders of the preferred shares are entitled to receive dividends on a pro rata basis, as if their shares had been converted into ordinary shares.  Accordingly, the Group uses the two-class method of computing net income per share, for ordinary and preferred shares according to participation rights in undistributed earnings.

(ii)                                  The Company repurchased certain Series A, B and C preferred shares in year 2009 and 2010, respectively.  The excesses of the cash consideration paid by the Company to redeem such preferred shares over the carrying amount of the preferred shares as of the redemption dates were subtracted from the net income (loss) to arrive at the net income (loss) allocated for computing net income (loss) for ordinary shares for continuing operations.

(iii)                               The Series A shares, Series B shares, Series C shares, Series D shares and Series D warrants outstanding during 2010 could potentially dilute basic net income per share in the future, but were excluded from the computation of diluted net income (loss) per share for the years ended December 31, 2010 because their effect would be anti-dilutive.